Schedule II Genworth Financial, Inc. (Parent Company Only) (Impact of Retrospective Accounting Changes on Net Cash Flows from Operating Activities II) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders	$ 103	$ 168	[1]	$ 35	[1]	$ 76	[1]	$ 46	[1]	$ 155	$ (28)	$ (147)	$ 58	$ 325	$ 38	$ 38
Equity in income from subsidiaries	0							0						0	0	0
Parent Company
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders														325	38	38
Equity in income from subsidiaries														(571)	(277)	(209)
As computed under previous policies
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders														336
As computed under previous policies | Parent Company
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders														336
Equity in income from subsidiaries														(582)
Effect of reserve change
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders														(13)	(10)	(4)
Effect of reserve change | Parent Company
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders														(13)	(10)	(4)
Equity in income from subsidiaries														13	10	4
Effect of premium restatement
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders														2	(11)	(14)
Effect of premium restatement | Parent Company
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders														2	(11)	(14)
Equity in income from subsidiaries														$ (2)	$ 11	$ 14

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.